Restricted Net Assets	12 Months Ended
Dec. 31, 2024
Restricted Net Assets [Abstract]
RESTRICTED NET ASSETS

14. RESTRICTED NET ASSETS

As a result of the PRC laws and regulations and the requirement that distributions by PRC entities can only be paid out of distributable profits computed in accordance with PRC GAAP, the PRC entities are restricted from transferring a portion of their net assets to the Company. Amounts restricted include paid-in capital, additional paid-in capital, and the statutory reserves of the Company’s PRC subsidiaries.

	As of December 31,
	2023	2024
	RMB	RMB	US$
Additional paid-in-capital	203,150	203,150	27,832
Statutory reserve	31,311	32,647	4,473
	234,461	235,797	32,305